Intangible assets - Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 20,788	$ 3,764	$ 5,687
ERP management reporting software system
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,631	3,242
Intellectual property acquired from UTC | Acquired Intellectual Property
Disclosure of detailed information about intangible assets [line items]
Intangible assets	74	522
Intellectual property acquired from Ballard Motive Solutions, net of amortization (note 7) | Acquired Intellectual Property
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 17,083	$ 0